Capital Structure	12 Months Ended
Dec. 31, 2014
Capital Structure [Abstract]
Capital Structure

10.Capital Structure

Under the amended and restated articles of incorporation effective April 11, 2011, the Company’s authorized capital stock consists of 500,000,000 registered shares, par value $0.01 per share, of which 475,000,000 shares are designated as common shares and 25,000,000 shares are designated as preferred shares.

 (a) Common Stock:

Box Ships Inc. was incorporated with authorized 100 shares of capital stock at no par value, all of which had been issued to Paragon. On April 11, 2011, the authorized share capital of the Company was increased to 500,000,000 registered shares, comprised of 475,000,000 shares of common stock and 25,000,000 shares of preferred stock, each with a par value of $0.01 per share. The 100 shares of capital stock, no par value, held by Paragon were converted to 100 shares of common stock, par value $0.01 per share, and were subsequently cancelled.

On July 18, 2012, the Company completed a public offering of 4,285,715 common shares at a public offering price of $7.00 per share, resulting in net proceeds of $28,539,005, after deducting underwriters’ discounts and commissions. A portion of the net proceeds of this offering was used to redeem 692,641 of the Series B Preferred Shares issued to Neige International Inc. (“Neige International”), a company controlled by Mr. Michael Bodouroglou, the Company’s Chairman, President and Chief Executive Officer, in the Private Offering, discussed below, at a price equal to the liquidation preference of $30.00 per share, plus accrued and unpaid dividends.

On March 18, 2013, the Company completed a public offering of 4,000,000 common shares at a public offering price of $5.25 per share, resulting in net proceeds of $20,055,000, net of underwriters’ discounts and commissions.

On April 15, 2014, the Company completed the public offering of 5,000,000 Units. Neige International, in a concurrent private placement, purchased directly from the Company 500,000 Units at the public offering price. The proceeds from the offering and the concurrent private placement of the Units, after underwriting discounts and commissions were $10,753,000, including $1,550,000 allocated to the warrant liability. Other offering expenses amounted to $197,410.

Each holder of common shares is entitled to one vote on all matters submitted to a vote of shareholders. Subject to preferences that may be applicable to any outstanding shares of preferred stock, holders of common shares are entitled to share equally in any dividends, that the Company's board of directors may declare from time to time, out of funds legally available for dividends. Upon dissolution, liquidation or winding-up, the holders of common shares will be entitled to share equally in all assets remaining after the payment of any liabilities and the liquidation preferences on any outstanding preferred stock. Holders of common shares do not have conversion, redemption or pre-emptive rights.

On May 12, 2014, the Company's board of directors authorized a share buyback program of up to $5,000,000 for a period of twelve months. The Company expects to repurchase these shares in the open market, at times and prices that are considered to be appropriate by the Company, but is not obligated under the terms of the program to repurchase any shares.

During 2012, 2013 and 2014, 324,000, 365,000 and 340,000 common shares, respectively, were issued under the Company’s equity incentive plan (Note 12). During 2014, 1,000 non-vested shares were cancelled.

As of December 31, 2013 and 2014, the Company had a total of 25,291,715 and 31,130,715 common shares outstanding, respectively.

(b) Preferred Stock:

The authorized preferred stock of the Company consists of 25,000,000 preferred shares, par value $0.01 per share, of which 1,000,000 shares are designated as Series A Participating Preferred Stock which is issuable upon exercise of the preferred stock purchase rights attached to our common shares in accordance with the terms of the Company’s stockholders rights agreement, 2,500,000 shares are designated as Series B Preferred Shares, 2,500,000 shares are designated as Series B-1 Preferred Shares and 2,500,000 shares are designated as Series C Preferred Shares.

On June 12, 2012, the Company completed a private offering (the “Private Offering”), to Neige International, whereby it issued and sold to Neige International 1,333,333 units, each unit consisting of one of the Company’s 9.75% Series B Cumulative Redeemable Perpetual Preferred Shares (the “Series B Preferred Shares”) and one warrant (refer (c) below) to purchase one of its common shares at an exercise price of $7.74 per share at any time on or prior to June 30, 2017, at an offering price of $28.875 per unit, which resulted in gross proceeds to the Company of $38,499,990.

On July 18, 2012, following the closing of the offering, discussed above, the Company redeemed 692,641 of the Series B Preferred Shares at a price equal to the liquidation preference of $30.00 per share, plus accrued and unpaid dividends and exchanged the remaining outstanding Series B Preferred Shares which were held by Neige International, on a one-for-one basis, with Series B-1 Preferred Shares. The Series B-1 Preferred Shares were identical to the Series B Preferred Shares in all material respects except they had a conversion right, pursuant to which the Company at its sole option, would have the right to convert, in whole or in part at any time from time to time, any outstanding Series B-1 Preferred Shares into common shares.

On July 29, 2013, October 9, 2013 and November 13, 2013, the Company completed the public offering of 558,333, 340,000 and 18,000 shares, respectively of its 9.00% Series C Preferred Shares at a public offering price of $24.00 per share, which resulted in net proceeds of $20,972,472 in aggregate, net of underwriting discounts and commissions. Neige International purchased $4,999,992 of the Series C Preferred Shares, or 208,333 shares, sold in the offering at the public offering price. The net proceeds from the offering along with a portion of the Company’s cash reserves were used to redeem and retire all of the then outstanding Series B-1 Preferred Shares plus accrued and unpaid dividends. The Series C Preferred Shares are trading on the New York Stock Exchange under the symbol “TEUPRC”.

Holders of the Series C Preferred Shares are entitled to receive cumulative dividends from the original date of issuance, or for any subsequently issued and newly outstanding shares, from the dividend payment date immediately preceding the issue date of such shares. Dividends on Series C Preferred Shares shall accrue and be cumulative, on a 30/360 day count basis, at a rate of 9.00% per annum per $25.00 liquidation preference per Series C Preferred Share, subject to adjustment under certain circumstances as described in the Statement of Designation of the Rights, Preferences and Privileges of the Series C Preferred Shares, and are payable quarterly on January 1, April 1, July 1 and October 1 of each year, when, as and if declared by the Company’s board of directors, commencing on October 1, 2013.

The Series C Preferred Shares are not subject to mandatory redemption. At any time on or after July 29, 2016 and prior to July 29, 2018, the Company, at its option, may redeem, in whole or in part, the Series C Preferred Shares at a redemption price equal to 101% of the liquidation preference of $25.00 per share and at any time thereafter at a redemption price equal to the liquidation preference of $25.00 per share, in each case plus an amount equal to all accumulated and unpaid dividends. The Series C Preferred Shares are not convertible into common shares, except under certain conditions upon a change of control of the Company.

The Company during 2012 and 2013 paid to Neige International, the only holder of the Company’s Series B and Series B-1 Preferred Shares, dividends of $770,010 and $1,545,596, respectively. In addition, during 2013 and 2014, the Company paid to holders of the Series C Preferred Shares, dividends of $219,844 and $2,061,749, respectively, and declared and accrued dividends of $515,437 and $515,437, which were paid on January 2, 2014 and January 2, 2015, respectively. As of December 31, 2013 and 2014, the Company had a total of 916,333 Series C Preferred Shares outstanding.

(c) Warrants:

The warrants issued in April 2014 in the concurrent private placement discussed above, have an exercise price of $2.65 per share, are exercisable immediately upon issuance, and will expire on April 10, 2019. In addition, the Company has the right, commencing one year after issuance of the warrants, to call all of the outstanding warrants for redemption at a price of $0.01 for each warrant and upon not less than 30 days prior written notice of redemption to each warrant holder, subject to certain conditions, including that the reported last sale price of the Company’s common shares is at least $5.00 for any 20 trading days within a 30 consecutive trading day period ending on the third business day, prior to the notice of redemption to warrant holders.

The fair value of the warrants at inception, was estimated at $0.31, using the Cox-Rubinstein Trinomial methodology. The assumptions used to calculate the fair value of the warrants at inception were as follows:

a.     Underlying stock price of $2.38 being the closing share prices on April 9, 2014

b. Exercise price of $2.65 based upon agreement

c. Volatility of 54.05% on April 9, 2014 based on the Company’s share price performance

d. Time to expiration based upon the contractual life or expected term if applicable

e. Short-term (risk-free) interest rate based on the treasury securities with a similar expected term

f. No dividend distributions

The warrants attached to the Units issued to Neige International, provide for physical settlement requiring the Company to deliver shares to the holder of the warrants in exchange of cash and do not contain any provisions requiring settlement in cash. As a result, the fair value of the warrants issued to Neige International, was classified into permanent equity and subsequent changes in fair value are not recognized in the consolidated financial statements.